Allowance for loan losses (Tables)	12 Months Ended
Dec. 31, 2018
Allowance For Credit Losses On Financing Receivables Table Text Block
For the year ended December 31, 2018
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$171,531	$1,286	$159,081	$11,991	$174,215	$518,104
Provision (reversal of provision)	101,614	(1,754)	15,297	5,525	75,779	196,461
Charge-offs	(82,352)	(9)	(69,393)	(8,297)	(138,161)	(298,212)
Recoveries	16,421	1,363	4,571	2,267	32,573	57,195
Allowance transferred from covered loans [1]	-	-	33,422	-	188	33,610
Ending balance	$207,214	$886	$142,978	$11,486	$144,594	$507,158
Specific ALLL	$52,190	$56	$38,760	$320	$24,083	$115,409
General ALLL	$155,024	$830	$104,218	$11,166	$120,511	$391,749
Loans held-in-portfolio:
Impaired non-covered loans	$398,518	$1,788	$509,468	$1,099	$104,235	$1,015,108
Non-covered loans held-in-portfolio
excluding impaired loans	6,974,125	84,167	5,923,855	933,674	4,952,543	18,868,364
Total non-covered loans held-in-portfolio	$7,372,643	$85,955	$6,433,323	$934,773	$5,056,778	$19,883,472
[1] Represents the allowance transferred from covered to non-covered loans at June 30, 2018, due to the Termination Agreement with the FDIC.

For the year ended December 31, 2018
Puerto Rico - Covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$-	$-	$32,521	$-	$723	$33,244
Provision (reversal of provision)	-	-	2,265	-	(535)	1,730
Charge-offs	-	-	(1,446)	-	(2)	(1,448)
Recoveries	-	-	82	-	2	84
Allowance transferred to non-covered loans	-	-	(33,422)	-	(188)	(33,610)
Ending balance	$-	$-	$-	$-	$-	$-
Specific ALLL	$-	$-	$-	$-	$-	$-
General ALLL	$-	$-	$-	$-	$-	$-
Loans held-in-portfolio:
Impaired covered loans	$-	$-	$-	$-	$-	$-
Covered loans held-in-portfolio
excluding impaired loans	-	-	-	-	-	-
Total covered loans held-in-portfolio	$-	$-	$-	$-	$-	$-

For the year ended December 31, 2018
Popular U.S.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$44,134	$7,076	$4,541	$798	$15,529	$72,078
Provision (reversal of provision)	7,551	5,268	(478)	(1,861)	19,401	29,881
Charge-offs	(24,920)	(5,806)	(232)	114	(22,118)	(52,962)
Recoveries	5,136	-	603	1,918	5,536	13,193
Ending balance	$31,901	$6,538	$4,434	$969	$18,348	$62,190
Specific ALLL	$-	$-	$2,451	$-	$1,810	$4,261
General ALLL	$31,901	$6,538	$1,983	$969	$16,538	$57,929
Loans held-in-portfolio:
Impaired loans	$-	$12,060	$9,420	$-	$8,507	$29,987
Loans held-in-portfolio
excluding impaired loans	4,670,376	681,434	792,515	25,949	424,156	6,594,430
Total loans held-in-portfolio	$4,670,376	$693,494	$801,935	$25,949	$432,663	$6,624,417

For the year ended December 31, 2018
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$215,665	$8,362	$196,143	$798	$11,991	$190,467	$623,426
Provision (reversal of provision)	109,165	3,514	17,084	(1,861)	5,525	94,645	228,072
Charge-offs	(107,272)	(5,815)	(71,071)	114	(8,297)	(160,281)	(352,622)
Recoveries	21,557	1,363	5,256	1,918	2,267	38,111	70,472
Ending balance	$239,115	$7,424	$147,412	$969	$11,486	$162,942	$569,348
Specific ALLL	$52,190	$56	$41,211	$-	$320	$25,893	$119,670
General ALLL	$186,925	$7,368	$106,201	$969	$11,166	$137,049	$449,678
Loans held-in-portfolio:
Impaired loans	$398,518	$13,848	$518,888	$-	$1,099	$112,742	$1,045,095
Loans held-in-portfolio
excluding impaired loans	11,644,501	765,601	6,716,370	25,949	933,674	5,376,699	25,462,794
Total loans held-in-portfolio	$12,043,019	$779,449	$7,235,258	$25,949	$934,773	$5,489,441	$26,507,889

For the year ended December 31, 2017
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$189,686	$1,353	$143,320	$7,662	$125,963	$467,984
Provision (reversal of provision)	4,240	(2,690)	90,705	11,099	138,385	241,739
Charge-offs	(49,591)	(3,588)	(78,121)	(8,407)	(109,252)	(248,959)
Recoveries	27,196	6,211	3,177	1,637	19,119	57,340
Ending balance	$171,531	$1,286	$159,081	$11,991	$174,215	$518,104
Specific ALLL	$36,982	$-	$46,354	$475	$21,849	$105,660
General ALLL	$134,549	$1,286	$112,727	$11,516	$152,366	$412,444
Loans held-in-portfolio:
Impaired non-covered loans	$323,455	$-	$509,033	$1,456	$99,180	$933,124
Non-covered loans held-in-portfolio
excluding impaired loans	6,942,444	95,369	6,067,746	808,534	3,230,841	17,144,934
Total non-covered loans held-in-portfolio	$7,265,899	$95,369	$6,576,779	$809,990	$3,330,021	$18,078,058

For the year ended December 31, 2017
Puerto Rico - Covered Loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$-	$-	$30,159	$-	$191	$30,350
Provision	-	-	5,098	-	644	5,742
Charge-offs	-	-	(4,049)	-	(122)	(4,171)
Recoveries	-	-	1,313	-	10	1,323
Ending balance	$-	$-	$32,521	$-	$723	$33,244
Specific ALLL	$-	$-	$-	$-	$-	$-
General ALLL	$-	$-	$32,521	$-	$723	$33,244
Loans held-in-portfolio:
Impaired covered loans	$-	$-	$-	$-	$-	$-
Covered loans held-in-portfolio
excluding impaired loans	-	-	502,929	-	14,345	517,274
Total covered loans held-in-portfolio	$-	$-	$502,929	$-	$14,345	$517,274

For the year ended December 31, 2017
Popular U.S.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$12,968	$8,172	$4,614	$1,343	$15,220	$42,317
Provision (reversal of provision)	65,323	(1,103)	167	(2,275)	15,831	77,943
Charge-offs	(36,399)	-	(1,223)	(897)	(19,926)	(58,445)
Recoveries	2,242	7	983	2,627	4,404	10,263
Ending balance	$44,134	$7,076	$4,541	$798	$15,529	$72,078
Specific ALLL	$-	$-	$2,478	$-	$953	$3,431
General ALLL	$44,134	$7,076	$2,063	$798	$14,576	$68,647
Loans held-in-portfolio:
Impaired loans	$-	$-	$9,242	$-	$5,057	$14,299
Loans held-in-portfolio
excluding impaired loans	4,222,962	784,660	684,386	32,980	475,449	6,200,437
Total loans held-in-portfolio	$4,222,962	$784,660	$693,628	$32,980	$480,506	$6,214,736

For the year ended December 31, 2017
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$202,654	$9,525	$178,093	$1,343	$7,662	$141,374	$540,651
Provision (reversal of provision)	69,563	(3,793)	95,970	(2,275)	11,099	154,860	325,424
Charge-offs	(85,990)	(3,588)	(83,393)	(897)	(8,407)	(129,300)	(311,575)
Recoveries	29,438	6,218	5,473	2,627	1,637	23,533	68,926
Ending balance	$215,665	$8,362	$196,143	$798	$11,991	$190,467	$623,426
Specific ALLL	$36,982	$-	$48,832	$-	$475	$22,802	$109,091
General ALLL	$178,683	$8,362	$147,311	$798	$11,516	$167,665	$514,335
Loans held-in-portfolio:
Impaired loans	$323,455	$-	$518,275	$-	$1,456	$104,237	$947,423
Loans held-in-portfolio
excluding impaired loans	11,165,406	880,029	7,255,061	32,980	808,534	3,720,635	23,862,645
Total loans held-in-portfolio	$11,488,861	$880,029	$7,773,336	$32,980	$809,990	$3,824,872	$24,810,068

Impaired Financing Receivables Table [Text Block]
December 31, 2018
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$932	$932	$4	$-	$-	$932	$932	$4
Commercial real estate non-owner occupied	85,583	86,282	27,494	96,005	138,378	181,588	224,660	27,494
Commercial real estate owner occupied	113,592	132,677	7,857	26,474	60,485	140,066	193,162	7,857
Commercial and industrial	65,208	67,094	16,835	10,724	20,968	75,932	88,062	16,835
Construction	1,788	1,788	56	-	-	1,788	1,788	56
Mortgage	408,767	458,010	38,760	100,701	135,084	509,468	593,094	38,760
Leasing	1,099	1,099	320	-	-	1,099	1,099	320
Consumer:
Credit cards	28,829	28,829	4,571	-	-	28,829	28,829	4,571
Personal	72,989	72,989	19,098	-	-	72,989	72,989	19,098
Auto	1,161	1,161	228	-	-	1,161	1,161	228
Other	1,256	1,256	186	-	-	1,256	1,256	186
Total Puerto Rico	$781,204	$852,117	$115,409	$233,904	$354,915	$1,015,108	$1,207,032	$115,409

December 31, 2018
Popular U.S.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Construction	$-	$-	$-	$12,060	$18,127	$12,060	$18,127	$-
Mortgage	7,237	8,899	2,451	2,183	3,127	9,420	12,026	2,451
Consumer:
HELOCs	6,236	6,285	1,558	1,498	1,572	7,734	7,857	1,558
Personal	631	631	252	142	143	773	774	252
Total Popular U.S.	$14,104	$15,815	$4,261	$15,883	$22,969	$29,987	$38,784	$4,261

December 31, 2018
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$932	$932	$4	$-	$-	$932	$932	$4
Commercial real estate non-owner occupied	85,583	86,282	27,494	96,005	138,378	181,588	224,660	27,494
Commercial real estate owner occupied	113,592	132,677	7,857	26,474	60,485	140,066	193,162	7,857
Commercial and industrial	65,208	67,094	16,835	10,724	20,968	75,932	88,062	16,835
Construction	1,788	1,788	56	12,060	18,127	13,848	19,915	56
Mortgage	416,004	466,909	41,211	102,884	138,211	518,888	605,120	41,211
Leasing	1,099	1,099	320	-	-	1,099	1,099	320
Consumer:
Credit Cards	28,829	28,829	4,571	-	-	28,829	28,829	4,571
HELOCs	6,236	6,285	1,558	1,498	1,572	7,734	7,857	1,558
Personal	73,620	73,620	19,350	142	143	73,762	73,763	19,350
Auto	1,161	1,161	228	-	-	1,161	1,161	228
Other	1,256	1,256	186	-	-	1,256	1,256	186
Total Popular, Inc.	$795,308	$867,932	$119,670	$249,787	$377,884	$1,045,095	$1,245,816	$119,670

December 31, 2017
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$206	$206	$32	$-	$-	$206	$206	$32
Commercial real estate non-owner occupied	101,485	102,262	23,744	11,454	27,522	112,939	129,784	23,744
Commercial real estate owner occupied	127,634	153,495	10,221	24,634	57,219	152,268	210,714	10,221
Commercial and industrial	43,493	46,918	2,985	14,549	23,977	58,042	70,895	2,985
Mortgage	450,226	504,006	46,354	58,807	75,228	509,033	579,234	46,354
Leasing	1,456	1,456	475	-	-	1,456	1,456	475
Consumer:
Credit cards	33,676	33,676	5,569	-	-	33,676	33,676	5,569
Personal	62,488	62,488	15,690	-	-	62,488	62,488	15,690
Auto	2,007	2,007	425	-	-	2,007	2,007	425
Other	1,009	1,009	165	-	-	1,009	1,009	165
Total Puerto Rico	$823,680	$907,523	$105,660	$109,444	$183,946	$933,124	$1,091,469	$105,660

December 31, 2017
Popular U.S.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Mortgage	$6,774	$8,439	$2,478	$2,468	$3,397	$9,242	$11,836	$2,478
Consumer:
HELOCs	3,530	3,542	722	761	780	4,291	4,322	722
Personal	542	542	231	224	224	766	766	231
Total Popular U.S.	$10,846	$12,523	$3,431	$3,453	$4,401	$14,299	$16,924	$3,431

December 31, 2017
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$206	$206	$32	$-	$-	$206	$206	$32
Commercial real estate non-owner occupied	101,485	102,262	23,744	11,454	27,522	112,939	129,784	23,744
Commercial real estate owner occupied	127,634	153,495	10,221	24,634	57,219	152,268	210,714	10,221
Commercial and industrial	43,493	46,918	2,985	14,549	23,977	58,042	70,895	2,985
Mortgage	457,000	512,445	48,832	61,275	78,625	518,275	591,070	48,832
Leasing	1,456	1,456	475	-	-	1,456	1,456	475
Consumer:
Credit Cards	33,676	33,676	5,569	-	-	33,676	33,676	5,569
HELOCs	3,530	3,542	722	761	780	4,291	4,322	722
Personal	63,030	63,030	15,921	224	224	63,254	63,254	15,921
Auto	2,007	2,007	425	-	-	2,007	2,007	425
Other	1,009	1,009	165	-	-	1,009	1,009	165
Total Popular, Inc.	$834,526	$920,046	$109,091	$112,897	$188,347	$947,423	$1,108,393	$109,091

For the year ended December 31, 2018
	Puerto Rico		Popular U.S.		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$693	$50	$-	$-	$693	$50
Commercial real estate non-owner occupied	138,832	5,742	-	-	138,832	5,742
Commercial real estate owner occupied	148,967	6,528	-	-	148,967	6,528
Commercial and industrial	69,406	4,097	-	-	69,406	4,097
Construction	2,094	25	9,565	-	11,659	25
Mortgage	509,038	17,663	9,258	165	518,296	17,828
Leasing	1,195	-	-	-	1,195	-
Consumer:
Credit cards	31,953	-	-	-	31,953	-
HELOCs	-	-	5,904	-	5,904	-
Personal	68,237	415	770	-	69,007	415
Auto	1,413	-	-	-	1,413	-
Other	1,248	-	-	-	1,248	-
Total Popular, Inc.	$973,076	$34,520	$25,497	$165	$998,573	$34,685

For the year ended December 31, 2017
	Puerto Rico		Popular U.S.		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$130	$4	$-	$-	$130	$4
Commercial real estate non-owner occupied	117,182	4,745	-	-	117,182	4,745
Commercial real estate owner occupied	156,890	4,939	-	-	156,890	4,939
Commercial and industrial	60,466	1,899	-	-	60,466	1,899
Mortgage	504,709	12,661	9,006	200	513,715	12,861
Leasing	1,642	-	-	-	1,642	-
Consumer:
Credit cards	36,109	-	-	-	36,109	-
HELOCs	-	-	2,964	-	2,964	-
Personal	64,467	-	505	-	64,972	-
Auto	2,065	-	-	-	2,065	-
Other	915	-	-	-	915	-
Total Popular, Inc.	$944,575	$24,248	$12,475	$200	$957,050	$24,448

Schedule Of Breakdown Between Accrual And Nonaccrual Status Of Troubled Debt Restructurings [Table Text Block]
	Popular, Inc.
	December 31, 2018				December 31, 2017
(In thousands)	Accruing	Non-Accruing	Total	Related Allowance	Accruing	Non-Accruing	Total	Related Allowance
Non-covered loans held-in-portfolio:
Commercial	$229,758	$130,921	$360,679	$46,889	$161,220	$59,626	$220,846	$32,472
Construction	-	1,788	1,788	56	-	-	-	-
Mortgage	906,712	135,758	1,042,470	41,211	803,278	126,798	930,076	48,832
Leases	668	440	1,108	320	863	393	1,256	475
Consumer	94,193	15,651	109,844	24,523	93,916	12,233	106,149	22,802
Non-covered loans held-in-portfolio	$1,231,331	$284,558	$1,515,889	$112,999	$1,059,277	$199,050	$1,258,327	$104,581
Covered loans held-in-portfolio:
Mortgage	$-	$-	$-	$-	$2,658	$3,227	$5,885	$-
Covered loans held-in-portfolio	$-	$-	$-	$-	$2,658	$3,227	$5,885	$-

Troubled Debt Restructurings Loan Count By Type Of Modification Table [Text Block]
Popular, Inc.
For the year ended December 31, 2018
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	2	-	-
Commercial real estate non-owner occupied	3	17	-	-
Commercial real estate owner occupied	4	64	-	-
Commercial and industrial	6	87	-	-
Construction	1	-	-	-
Mortgage	85	49	359	57
Leasing	-	-	4	-
Consumer:
Credit cards	579	-	4	432
HELOCs	-	27	11	1
Personal	1,356	6	-	2
Auto	-	7	3	-
Other	25	-	2	-
Total	2,059	259	383	492

Popular, Inc.
For the year ended December 31, 2017
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	4	2	-	-
Commercial real estate owner occupied	4	17	-	-
Commercial and industrial	3	40	-	-
Mortgage	55	39	348	125
Leasing	-	1	9	-
Consumer:
Credit cards	491	-	5	537
HELOCs	-	14	8	1
Personal	757	6	2	3
Auto	-	5	4	1
Other	32	1	-	1
Total	1,346	125	376	668

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
Popular, Inc.
For the year ended December 31, 2018
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	2	$1,377	$1,375	$106
Commercial real estate non-owner occupied	20	109,081	79,695	6,230
Commercial real estate owner occupied	68	31,233	29,962	1,170
Commercial and industrial	93	52,653	51,855	13,981
Construction	1	4,210	4,293	474
Mortgage	550	67,518	59,919	2,696
Leasing	4	98	96	30
Consumer:
Credit cards	1,015	10,065	10,671	1,331
HELOCs	39	3,961	3,891	935
Personal	1,364	21,976	21,979	6,320
Auto	10	173	152	26
Other	27	601	599	99
Total	3,193	$302,946	$264,487	$33,398

Popular, Inc.
For the year ended December 31, 2017
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	6	$2,172	$2,032	$146
Commercial real estate owner occupied	21	5,356	5,346	313
Commercial and industrial	43	2,655	4,786	507
Mortgage	567	69,084	64,552	4,108
Leasing	10	347	347	101
Consumer:
Credit cards	1,033	9,283	10,196	1,241
HELOCs	23	2,504	2,421	299
Personal	768	12,884	12,911	3,027
Auto	10	2,043	1,999	362
Other	34	2,014	2,014	72
Total	2,515	$108,342	$106,604	$10,176

T D R Loans Subsequent Default Table [Text Block]
Popular, Inc.
Defaulted during the year ended December 31, 2018
(Dollars in thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	2	$11,245
Commercial real estate owner occupied	5	480
Commercial and industrial	8	7,208
Mortgage	161	12,362
Consumer:
Credit cards	236	2,098
HELOCs	2	205
Personal	107	2,300
Auto	5	115
Other	1	7
Total	527	$36,020

Popular, Inc.
Defaulted during the year ended December 31, 2017
(Dollars in thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$543
Commercial real estate owner occupied	4	1,912
Commercial and industrial	5	636
Mortgage	110	10,112
Leasing	4	146
Consumer:
Credit cards	369	3,286
HELOCs	1	97
Personal	139	3,461
Auto	5	103
Other	1	9
Total	641	$20,305

Financing Receivable Credit Quality Indicators Table Text Block
December 31, 2018
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico
Commercial multi-family	$1,634	$4,548	$3,590	$-	$-	$9,772	$135,856	$145,628
Commercial real estate non-owner occupied	470,506	233,173	342,962	-	-	1,046,641	1,275,960	2,322,601
Commercial real estate owner occupied	262,476	174,510	291,468	2,078	-	730,532	991,721	1,722,253
Commercial and industrial	655,092	130,641	156,515	177	73	942,498	2,239,663	3,182,161
Total Commercial	1,389,708	542,872	794,535	2,255	73	2,729,443	4,643,200	7,372,643
Construction	147	634	1,788	-	-	2,569	83,386	85,955
Mortgage	3,057	2,182	154,506	-	-	159,745	6,273,578	6,433,323
Leasing	-	-	3,301	-	12	3,313	931,460	934,773
Consumer:
Credit cards	-	-	16,035	-	-	16,035	1,031,238	1,047,273
HELOCs	-	-	165	-	-	165	5,186	5,351
Personal	849	19	18,827	-	-	19,695	1,230,930	1,250,625
Auto	-	-	24,093	-	84	24,177	2,584,608	2,608,785
Other	-	-	14,743	-	215	14,958	129,786	144,744
Total Consumer	849	19	73,863	-	299	75,030	4,981,748	5,056,778
Total Puerto Rico	$1,393,761	$545,707	$1,027,993	$2,255	$384	$2,970,100	$16,913,372	$19,883,472
Popular U.S.
Commercial multi-family	$85,901	$7,123	$6,979	$-	$-	$100,003	$1,301,537	$1,401,540
Commercial real estate non-owner occupied	152,635	9,839	46,555	-	-	209,029	1,672,715	1,881,744
Commercial real estate owner occupied	49,415	23,963	2,394	-	-	75,772	223,167	298,939
Commercial and industrial	5,825	1,084	76,459	-	-	83,368	1,004,785	1,088,153
Total Commercial	293,776	42,009	132,387	-	-	468,172	4,202,204	4,670,376
Construction	35,375	37,741	58,005	-	-	131,121	562,373	693,494
Mortgage	-	-	11,032	-	-	11,032	790,903	801,935
Legacy	534	224	2,409	-	-	3,167	22,782	25,949
Consumer:
Credit cards	-	-	-	-	-	-	38	38
HELOCs	-	-	2,615	-	10,964	13,579	129,473	143,052
Personal	-	-	1,910	-	701	2,611	286,738	289,349
Other	-	-	4	-	-	4	220	224
Total Consumer	-	-	4,529	-	11,665	16,194	416,469	432,663
Total Popular U.S.	$329,685	$79,974	$208,362	$-	$11,665	$629,686	$5,994,731	$6,624,417
Popular, Inc.
Commercial multi-family	$87,535	$11,671	$10,569	$-	$-	$109,775	$1,437,393	$1,547,168
Commercial real estate non-owner occupied	623,141	243,012	389,517	-	-	1,255,670	2,948,675	4,204,345
Commercial real estate owner occupied	311,891	198,473	293,862	2,078	-	806,304	1,214,888	2,021,192
Commercial and industrial	660,917	131,725	232,974	177	73	1,025,866	3,244,448	4,270,314
Total Commercial	1,683,484	584,881	926,922	2,255	73	3,197,615	8,845,404	12,043,019
Construction	35,522	38,375	59,793	-	-	133,690	645,759	779,449
Mortgage	3,057	2,182	165,538	-	-	170,777	7,064,481	7,235,258
Legacy	534	224	2,409	-	-	3,167	22,782	25,949
Leasing	-	-	3,301	-	12	3,313	931,460	934,773
Consumer:
Credit cards	-	-	16,035	-	-	16,035	1,031,276	1,047,311
HELOCs	-	-	2,780	-	10,964	13,744	134,659	148,403
Personal	849	19	20,737	-	701	22,306	1,517,668	1,539,974
Auto	-	-	24,093	-	84	24,177	2,584,608	2,608,785
Other	-	-	14,747	-	215	14,962	130,006	144,968
Total Consumer	849	19	78,392	-	11,964	91,224	5,398,217	5,489,441
Total Popular, Inc.	$1,723,446	$625,681	$1,236,355	$2,255	$12,049	$3,599,786	$22,908,103	$26,507,889

The following table presents the weighted average obligor risk rating at December 31, 2018 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:			Substandard				Pass
Commercial multi-family			11.20				6.02
Commercial real estate non-owner occupied			11.11				6.93
Commercial real estate owner occupied			11.29				7.25
Commercial and industrial			11.33				7.15
Total Commercial			11.22				7.09
Construction			12.00				7.64

Popular U.S. :			Substandard				Pass
Commercial multi-family			11.00				7.39
Commercial real estate non-owner occupied			11.01				6.82
Commercial real estate owner occupied			11.16				7.55
Commercial and industrial			11.96				7.26
Total Commercial			11.56				7.14
Construction			11.21				7.85
Legacy			11.17				7.94

December 31, 2017
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$1,387	$1,708	$6,831	$-	$-	$9,926	$136,473	$146,399
Commercial real estate non-owner occupied	327,811	335,011	307,579	-	-	970,401	1,434,158	2,404,559
Commercial real estate owner occupied	243,966	215,652	354,990	2,124	-	816,732	1,006,882	1,823,614
Commercial and industrial	453,546	108,554	241,695	471	126	804,392	2,086,935	2,891,327
Total Commercial	1,026,710	660,925	911,095	2,595	126	2,601,451	4,664,448	7,265,899
Construction	110	4,122	1,545	-	-	5,777	89,592	95,369
Mortgage	2,748	3,564	155,074	-	-	161,386	6,415,393	6,576,779
Leasing	-	-	1,926	-	1,048	2,974	807,016	809,990
Consumer:
Credit cards	-	-	18,227	-	-	18,227	1,074,994	1,093,221
HELOCs	-	-	257	-	-	257	5,830	6,087
Personal	429	659	20,790	-	-	21,878	1,200,434	1,222,312
Auto	-	-	5,446	-	20	5,466	845,347	850,813
Other	-	-	16,324	-	440	16,764	140,824	157,588
Total Consumer	429	659	61,044	-	460	62,592	3,267,429	3,330,021
Total Puerto Rico	$1,029,997	$669,270	$1,130,684	$2,595	$1,634	$2,834,180	$15,243,878	$18,078,058
Popular U.S.
Commercial multi-family	$11,808	$6,345	$7,936	$-	$-	$26,089	$1,184,604	$1,210,693
Commercial real estate non-owner occupied	46,523	16,561	37,178	-	-	100,262	1,588,049	1,688,311
Commercial real estate owner occupied	28,183	30,893	8,590	-	-	67,666	251,309	318,975
Commercial and industrial	4,019	603	123,935	-	-	128,557	876,426	1,004,983
Total Commercial	90,533	54,402	177,639	-	-	322,574	3,900,388	4,222,962
Construction	36,858	8,294	54,276	-	-	99,428	685,232	784,660
Mortgage	-	-	14,852	-	-	14,852	678,776	693,628
Legacy	688	426	3,302	-	-	4,416	28,564	32,980
Consumer:
Credit cards	-	-	11	-	-	11	89	100
HELOCs	-	-	6,084	-	8,914	14,998	167,087	182,085
Personal	-	-	2,069	-	704	2,773	295,229	298,002
Other	-	-	-	-	-	-	319	319
Total Consumer	-	-	8,164	-	9,618	17,782	462,724	480,506
Total Popular U.S.	$128,079	$63,122	$258,233	$-	$9,618	$459,052	$5,755,684	$6,214,736
Popular, Inc.
Commercial multi-family	$13,195	$8,053	$14,767	$-	$-	$36,015	$1,321,077	$1,357,092
Commercial real estate non-owner occupied	374,334	351,572	344,757	-	-	1,070,663	3,022,207	4,092,870
Commercial real estate owner occupied	272,149	246,545	363,580	2,124	-	884,398	1,258,191	2,142,589
Commercial and industrial	457,565	109,157	365,630	471	126	932,949	2,963,361	3,896,310
Total Commercial	1,117,243	715,327	1,088,734	2,595	126	2,924,025	8,564,836	11,488,861
Construction	36,968	12,416	55,821	-	-	105,205	774,824	880,029
Mortgage	2,748	3,564	169,926	-	-	176,238	7,094,169	7,270,407
Legacy	688	426	3,302	-	-	4,416	28,564	32,980
Leasing	-	-	1,926	-	1,048	2,974	807,016	809,990
Consumer:
Credit cards	-	-	18,238	-	-	18,238	1,075,083	1,093,321
HELOCs	-	-	6,341	-	8,914	15,255	172,917	188,172
Personal	429	659	22,859	-	704	24,651	1,495,663	1,520,314
Auto	-	-	5,446	-	20	5,466	845,347	850,813
Other	-	-	16,324	-	440	16,764	141,143	157,907
Total Consumer	429	659	69,208	-	10,078	80,374	3,730,153	3,810,527
Total Popular, Inc.	$1,158,076	$732,392	$1,388,917	$2,595	$11,252	$3,293,232	$20,999,562	$24,292,794

The following table presents the weighted average obligor risk rating at December 31, 2017 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.16				5.89
Commercial real estate non-owner occupied			11.06				6.99
Commercial real estate owner occupied			11.28				7.14
Commercial and industrial			11.16				7.11
Total Commercial			11.17				7.06
Construction			11.00				7.76

Popular U.S.:			Substandard				Pass
Commercial multi-family			11.00				7.28
Commercial real estate non-owner occupied			11.04				6.74
Commercial real estate owner occupied			11.10				7.14
Commercial and industrial			11.82				6.17
Total Commercial			11.59				6.80
Construction			11.00				7.70
Legacy			11.11				7.93